Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2022
Basis of Presentation and Going Concern

  (a) Basis of Presentation and Going Concern

Consolidation

The unaudited consolidated interim financial statements (“Financial Statements”) of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the quarter ended September 30, 2022. These Financial Statements are the first that the Company has prepared in accordance with IFRS. Refer to Note 2(r) for details on the impact of IFRS first-time adoption. The Financial Statements are expressed in U.S. dollars. These Financial Statements include the accounts of the Company and its wholly owned subsidiaries Park Place Energy Corp. (“PPE Corp.”), Park Place Energy Bermuda (“PPE Bermuda”), BG Exploration EOOD (“BG Exploration”), and Park Place Energy Turkey (“PPE Turkey”). All intercompany balances and transactions are eliminated on consolidation. Operating results for the nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022. Certain comparative information has been reclassified to conform with the financial statement presentation adopted in the current period.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Use of Estimates and Judgements

  (b) Use of Estimates and Judgements

In the process of applying the Company’s accounting policies, management has made the following judgements, which have the most significant effect on the amounts recognized in the Financial Statements:

Functional Currency

The functional currency for the Company and each of its subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of the functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Determination of Cash Generating Units (CGUs)

A CGU is the lowest grouping of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The allocation of assets into CGUs requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, similar exposure to market risks, shared infrastructure, and the way in which management monitors the operations.

In the process of applying the Company’s accounting policies, management has made the following estimates, which have the most significant effect on the amounts recognized in the Financial Statements:

Oil and Gas Reserves

The company’s estimate of oil and gas reserves is considered in the measurement of depletion, depreciation, impairment, and decommissioning and restoration obligations. The estimation of reserves is an inherently complex process and involves the exercise of professional judgment. All reserves are evaluated annually, by independent qualified reserves evaluators. Oil and gas reserves estimates are based on a range of geological, technical and economic factors, including projected future rates of production, projected future commodity prices, engineering data, and the timing and amount of future expenditures, all of which are subject to uncertainty. Estimates reflect market and regulatory conditions existing at the evaluation date, which could differ significantly from other points in time throughout the period, or future periods. Changes in market and regulatory conditions and assumptions, as well as climate change, and the evolving worldwide demand for energy and global advancement of alternative sources of energy that are not sourced from fossil fuels can materially impact the estimation of net reserves.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Allowance for doubtful accounts

Estimates are inherent in the on-going assessment of the recoverability of trade and other receivables. The Company maintains an allowance for doubtful accounts to reflect the expected credit losses. Uncertainty relates to the actual collectability of customer balances that can vary from the Company’s estimation.

Asset Retirement Obligation

The company recognizes obligation for the future decommissioning and restoration of the Company’s exploration and evaluation assets and oil and gas properties based on estimated future decommissioning and restoration costs. Management applies judgment in assessing the existence and extent as well as the expected method of reclamation of the company’s decommissioning and restoration obligations at the end of each reporting period. Management also uses judgment to determine whether the nature of the activities performed is related to decommissioning and restoration activities or normal operating activities.

Actual costs are uncertain and estimates may vary as a result of changes to relevant laws and regulations related to the use of certain technologies, the emergence of new technology, operating experience, prices and closure plans. The estimated timing of future decommissioning and restoration may change due to certain factors, including reserves life. Changes to estimates related to future expected costs, discount rates, inflation assumptions, and timing may have a material impact on the amounts presented.

Impairment of Assets

Management applies judgment in assessing the existence of impairment indicators based on various internal and external factors. The recoverable amount of assets is determined based on the higher of fair value less costs of disposal or value-in-use calculations. The key estimates the company applies in determining the recoverable amount normally include estimated future commodity prices, discount rates, expected production volumes, future operating and development costs, income taxes, and operating margins. In determining the recoverable amount, management may also be required to make judgments regarding the likelihood of occurrence of a future event. Changes to these estimates and judgments will affect the recoverable amounts of assets and may then require a material adjustment to their related carrying value.

Share-based Compensation

The cost of share-based transactions with directors, officers and employees are measured by reference to the fair value of the equity instruments. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, risk-free interest rate, expected forfeiture rate and dividend yield of the stock option. Changes to these estimates and judgments will affect the operating result and may then require a material adjustment.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Fair Value of Derivative Liability

The Company’s warrants and conversion features with exercise prices denominated in a currency other the Company’s functional currency are recognized as derivatives measured at fair value through the consolidated interim statement of loss and comprehensive loss. Estimating fair value for derivative liability requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the issuance. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, risk-free interest rate, expected forfeiture rate and dividend yield of the derivatives. Changes to these estimates and judgments will affect the operating result and may then require a material adjustment.

Deferred Income Tax

Judgments are made by management at the end of the reporting period to determine the likelihood that deferred income tax assets will be realized from future taxable earnings. Assessing the recoverability of deferred income tax assets requires the Company to make judgments related to the expectations of future cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognized in consolidated interim statement of loss and comprehensive loss in the period in which the change occurs.

Cash and Cash Equivalents	(c) Cash and Cash Equivalents The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.
Revenue Recognition

  (d) Revenue Recognition

Revenue from Contracts with Customers

The Company recognizes revenue when it satisfies its performance obligation(s) by transferring control over a product to a customer. Revenue is measured based on the consideration the Company expects to receive in exchange for those products.

Performance Obligations and Significant Judgments

The Company sells oil and natural gas products in Turkey. The Company enters into contracts that generally include one type of distinct product in variable quantities and priced based on a specific index related to the type of product.

The oil and natural gas are typically sold in an unprocessed state to processors and other third parties for processing and sale to customers. The Company recognizes revenue at a point in time when control of the oil is transferred. For oil sales, control is typically transferred to the customer upon receipt at the wellhead or a contractually agreed upon delivery point. Under the Company’s natural gas contracts with processors, control transfers upon delivery at the wellhead or the inlet of the processing entity’s system. For the Company’s other natural gas contracts, control transfers upon delivery at the inlet or to a contractually agreed upon delivery point. In the cases where the Company sells to a processor, the Company has determined that the Company is the principal in the arrangement and the processors are the Company’s customers. The Company recognizes the revenue in these contracts based on the net proceeds received from the processor.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

For the Company’s product sales that have a contract term greater than one year, the Company uses the practical expedient in IFRS 15 Paragraph 121(a) which states the Company is not required to disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to an unsatisfied performance obligation. Under these sales contracts, each unit of product represents a separate performance obligation; therefore, future volumes are unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required. The Company has no unsatisfied performance obligations at the end of each reporting period.

The Company does not believe that significant judgments are required with respect to the determination of the transaction price, including any variable consideration identified. There is a low level of uncertainty due to the precision of measurement and use of index-based pricing with predictable differentials. Additionally, any variable consideration identified is not constrained.

Accounts Receivable

  (e) Accounts Receivable

Accounts receivable consist primarily of oil and gas receivables. The Company has classified these as short-term assets in the consolidated statement of financial position because the Company expects repayment or recovery within the next 12 months. The Company evaluates these accounts receivable for collectability and, when necessary, records allowances for expected unrecoverable amounts. The Company deems all accounts receivable to be collectable and has not recorded any allowance for doubtful accounts.

Exploration and Evaluation Assets

  (f) Exploration and Evaluation Assets

Pre-license exploration costs are recognized in the consolidated statement of operations and comprehensive loss as incurred.

The costs to acquire non-producing oil and gas properties or licenses to explore, drill exploratory wells and the costs to evaluate the commercial potential of underlying resources, including related borrowing costs, are initially capitalized as exploration and evaluation assets.

Exploration and evaluation assets are subject to technical, commercial and management review to confirm the continued intent to develop and extract the underlying resources. If an area or exploration well is no longer considered commercially viable, the related capitalized costs are charged to exploration expense.

Exploration and evaluation assets are not subject to depreciation, depletion and amortization.

When management determines with reasonable certainty that an exploration and evaluation asset will be developed, as evidenced by the classification of proved or probable reserves and the appropriate internal and external approvals, the asset is transferred to oil and gas properties.

Oil and Gas Properties

  (g) Oil and Gas Properties

Oil and gas properties (“O&G”) include exploration and evaluation expenditures, development and productions costs, less accumulated depletion and depreciation and accumulated impairment loss. O&G are grouped into cash generating units for impairment testing. The Company has grouped its O&G into two CGUs: the Cendere Oil Field and SASB Gas Field.

When significant parts of an item of O&G have different useful lives, they are accounted for as separate items (major components).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of O&G are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in consolidated interim statement of loss and comprehensive loss as incurred.

Such capitalized items generally represent costs incurred in developing proved and/or probable reserves and bringing on or enhancing production from such reserves, and are accumulated on a field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of oil ang gas properties are recognized in consolidated interim statement of loss and comprehensive loss as incurred.

The net carrying value of oil and gas properties is depleted using the unit-of-production method by reference to the ratio of production in the year to the related proved reserves, taking into account estimated future development costs necessary to bring those reserves into production. These estimates are reviewed by independent reservoir engineers at least annually.

Property and Equipment

  (h) Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives are: other assets are depreciated over 20 years; and leasehold improvements are depreciated over the term of the lease.

Impairment of Non-financial Assets

(i)	Impairment of Non-financial Assets

Exploration and evaluation assets, oil and gas properties, and property and equipment are reviewed when events or changes in circumstances indicate the assets may not be recoverable. Exploration and evaluation assets are also tested for impairment immediately prior to being transferred to oil and gas properties. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Impairment exists when the carrying value of an asset exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. These calculations are based on available data, other observable inputs and projections of cash flows, all of which are subject to estimates and assumptions. Recoverable amounts are also sensitive to assumptions about the future usefulness of in-process development and the related marketing rights.

Provisions

  (j) Provisions

Provisions are recognized by the company when it has a legal or constructive obligation as a result of past events, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are recognized for decommissioning and restoration obligations associated with the company’s exploration and evaluation assets and oil and gas properties. Provisions for decommissioning and restoration obligations are measured at the present value of management’s best estimate of the future cash flows required to settle the present obligation, using the risk-free interest rate. The value of the obligation is added to the carrying amount of the associated asset and amortized over the useful life of the asset. The provision is accreted over time with actual expenditures charged against the accumulated obligation. Changes in the future cash flow estimates resulting from revisions to the estimated timing or amount of undiscounted cash flows are recognized as a change in the decommissioning and restoration provision and related asset.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Financial Instruments

  (k) Financial Instruments

(i)	Classification

The company classifies its financial instruments into one of the following categories: fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVOCI”), or at amortized cost. This determination is made at initial recognition. All financial instruments are initially recognized at fair value on the balance sheet, net of any transaction costs except for financial instruments classified as FVTPL, where transaction costs are expensed as incurred. Subsequent measurement of financial instruments is based on their classification. The company classifies its derivative liability and cash and cash equivalents as FVTPL, accounts receivable and notes receivable as financial assets at amortized cost, and accounts payable, loans payable, and convertible notes as financial liabilities at amortized cost. Embedded derivative in other financial instruments or other host contracts are recorded as separate derivatives when their risks and characteristics are not closely related to those of the host contract.

(ii)	Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of operations and comprehensive loss in the period in which they arise.

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

(iii)	Impairment of Financial Assets at Amortized Cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

(iv)	Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are recognized in profit or loss.

Income Taxes

(l)	Income Taxes

Current Income Tax:

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred Tax:

Deferred tax is recognized on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that future taxable income will be available to allow all or part of the temporary differences to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted and are expected to apply by the end of the reporting period. Deferred tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Foreign Currency Translation

  (m) Foreign Currency Translation

Functional currencies of the Company’s individual entities are the currency of the primary economic environment in which the entity operates. Transactions in foreign currencies are translated to the appropriate functional currency at foreign exchange rates that approximate those on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the appropriate functional currency at foreign exchange rates as at the balance sheet date. Foreign exchange differences arising on translation are recognized in net earnings. Non-monetary assets that are measured in a foreign currency at historical cost are translated using the exchange rate at the date of the transaction.

In preparing the Company’s Financial Statements, the financial statements of each entity are translated into US dollar (“USD”), the presentation currency of the Company. The assets and liabilities of foreign operations are translated into USD at exchange rates as at the balance sheet date. Revenues and expenses of foreign operations are translated into USD using foreign average exchange rates for the period. Foreign exchange differences are recognized in other comprehensive income or loss.

The functional currency of the Company’s Bulgarian operations is the Bulgarian Lev. The functional currency of the Company’s Turkish operations is the Turkish Lira.

Prior to January 1, 2022, the functional currency of Trillion Energy International Inc. was USD. The Company redomiciled from United States to Canada and became a Canadian Company in January 2022, resulting in the parent’s expenditures being denominated primarily in Canadian dollar (“CAD”) and the Company being funded primarily from issuance of equity instruments which proceeds are in CAD. As a result, the Company determined that the functional currency of the parent was changed to CAD effective January 1, 2022.

The Company has accounted for the change in functional currency prospectively with no impact of this change on prior period comparative information. The Company has made an accounting policy choice to reassess the classification of financial instruments as liabilities or equity or vice versa as applicable when the functional currency of the Company or its subsidiaries changes. The policy will be applied consistently in the future. As a result, certain of the Company’s CAD denominated warrants with a carrying value of $472,899, which previously were classified as a derivative liability as their exercise prices were denominated in a currency other the Company’s previous functional currency, were reclassified to equity effective January 1, 2022. Further, effective January 1, 2022, certain of the Company’s USD denominated warrants with a carrying value of $163,162, which previously were classified as equity instruments, were reclassified to derivative liability as their exercise prices are denominated in a currency other than the Company’s new functional currency.

Stock-Based Compensation

  (n) Stock-Based Compensation

Under the company’s share-based compensation plans, share-based awards may be granted to executives, employees and nonemployee directors.

Stock options that give the holder the right to purchase common shares are accounted for as equity-settled plans. The expense is based on the fair value of the options at the time of grant using the Black-Scholes options pricing model and is recognized over the vesting periods of the respective options. A corresponding increase is recorded to option reserve. Consideration paid to the company on exercise of options is credited to share capital and the associated amount in option reserve is reclassified to share capital.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Unit Offerings

  (o) Unit Offerings

Common shares are classified as equity. Proceeds from unit placements are allocated between shares and warrants issued using the residual method. The residual method first allocates fair value to the component with the best evidence of fair value and then the residual value, if any, to the less easily measurable component. The fair value of the common shares, measured on date of issue, was determined to be the component with the best evidence of fair value. The balance, if any, is allocated to the attached warrants. Costs directly identifiable with share capital financings are charged against share capital.

If the subscription is not funded upon issuance, the Company records a receivable as a contra account to shareholders’ equity.

Loss per Share

  (p) Loss per Share

Basic earnings per share is calculated by dividing the net earnings for the period by the weighted average number of common shares outstanding during the period.

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding for dilutive common shares. The number of shares included is computed using the treasury stock method. As certain instrument can be exchanged for common shares of the Company, they are considered potentially dilutive and are included in the calculation of the company’s diluted net earnings per share if they have a dilutive impact in the period.

Leases

(q)	Leases

At inception of a contract, the company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset on the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term. Judgment is applied to determine the lease term where a renewal option exists. Right-of-use assets are depreciated using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. In addition, the right-of-use assets may be reduced by impairment losses or adjusted for certain remeasurements of the lease liability.

The company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less. The lease payments are recognized as an expense when incurred over the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the company’s incremental borrowing rate. Lease payments include fixed payments, and variable payments that are based on an index or rate.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Cash payments for the principal portion of the lease liability are presented within the financing activities section and the interest portion of the lease liability is presented within the operating activities section of the statement of cash flows. Short-term lease payments and variable lease payments not included in the measurement of the lease liability are presented within the operating activities section of the statement of cash flows.

First-time Adoption of IFRS

(r) First-time Adoption of IFRS

These Financial Statements for the quarter ended September 30, 2022, are the first the Company has prepared in accordance with IFRS. The Company previously prepared its financial statements, up to and including December 31, 2021, in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Accordingly, the Company has prepared financial statements that comply with IFRS applicable as at September 30, 2022, together with the comparative period data for the year ended December 31, 2021. In preparing the financial statements, the Company’s opening statement of financial position was prepared as at January 1, 2021, the Company’s date of transition to IFRS. This note explains the principal adjustments made by the Company in restating its US GAAP financial statements.

Exemptions applied

IFRS 1 allows first-time adopters certain exemptions from the retrospective application of certain requirements under IFRS. The Company has applied the following exemptions:

IFRS 3 Business Combinations has not been applied to either acquisitions of subsidiaries that are considered businesses under IFRS, or acquisitions of interests in associates and joint ventures that occurred before January 1, 2021. Use of this exemption means that the US GAAP carrying amounts of assets and liabilities, that are required to be recognized under IFRS, are their deemed cost at the date of the acquisition. After the date of the acquisition, measurement is in accordance with IFRS. Assets and liabilities that do not qualify for recognition under IFRS are excluded from the opening IFRS statement of financial position. The Company did not recognize any assets or liabilities that were not recognized under US GAAP or exclude any previously recognized amounts as a result of IFRS recognition requirements.

The Company has not restated contracts that were completed before January 1, 2021, under IFRS 15 “Revenue from Contracts with Customers”. A completed contract is a contract for which the Company has transferred all of the goods and services identified in accordance with US GAAP.

The Company assessed all contracts existing at January 1, 2021 to determine whether a contract contains a lease based upon the conditions in place as at January 1, 2021 in accordance with IFRS 16 “Leases”. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate at January 1, 2021. Right-of-use assets were measured at the amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before January 1, 2021. The lease payments associated with leases for which the lease term ends within 12 months of the date of transition to IFRS and leases for which the underlying asset is of low value have been recognized as an expense on either a straight-line basis over the lease term or another systematic basis. The transition to IFRS 16 did not result in any material impact on the Company’s financial position as at December 31, 2021 and 2020, or operation results for the nine months ended September 30, 2021, and therefore, no adjustment has been proposed accordingly.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

IFRS 1 allows an entity that used full cost accounting under its previous GAAP to elect, at the time of adoption to IFRS, to measure oil and gas assets in the development and production phases by allocating the amount determined under the entity’s previous GAAP for those assets to the underlying assets pro rata using a reasonable method as of that date. The costs of development and production assets have been separately recorded by the Company for each group of assets.

As the Company elected the oil and gas assets IFRS 1 exemption, the asset retirement obligation (“ARO”) exemption available to full cost entities was also elected. This exemption allows for the re-measurement of ARO on IFRS transition with the offset to accumulated deficit.

The Company has elected the IFRS 1 exemption that allows the Company an exemption from applying IFRS 2 “Share-Based Payments” to equity instruments which vested and settled before the Company’s transition date to IFRS.

The Company has elected the IFRS 1 exemption that allows the Company an exemption from applying IFRS 9 “Financial Instruments” to financial instruments that were derecognized before the date of transition to IFRS on January 1, 2021.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of financial position as at January 1, 2021 (date of transition to IFRS)

	Notes	US GAAP	Effect of Transition to IFRS	IFRS
ASSETS
Current assets:
Cash and cash equivalents		$202,712	$-	$202,712
Account receivables		773,311	-	773,311
Prepaid expenses and deposits		24,302	-	24,302
Total current assets		1,000,325	-	1,000,325
Oil and gas properties, net	(1), (5)	5,346,916	(3,122,443)	2,224,743
Exploration and evaluation assets	(1)	-	3,122,443	3,122,443
Property and equipment, net		128,257	-	128,257
Restricted cash		11,763	-	11,763
Total assets		$6,487,261	$-	$6,487,261
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$1,496,510	$-	$1,496,510
Loans payable - current		549,424	-	549,424
Lease liability - current		12,116	-	12,116
Total current liabilities		2,058,050	-	2,058,050
Asset retirement obligation	(2)	4,010,624	5,344,798	9,355,422
Loans payable		17,730	-	17,730
Convertible debt		11,027	-	11,027
Derivative liability		1,804,572	-	1,804,572
Lease liability		27,693	-	27,693
Total liabilities		7,929,696	5,344,798	13,274,494
Stockholders’ deficiency:
Common stock		1,253	-	1,253
Additional paid-in capital	(3)	27,508,468	(27,508,468)	-
Share premium	(3)		26,331,369	26,331,369
Stock subscriptions and stock to be issued		15,342	-	15,342
Warrant and option reserve	(3)	-	1,177,099	1,177,099
Accumulated other comprehensive loss		(490,172)	-	(490,172)
Accumulated deficit		(28,477,326)	(5,344,798)	(33,822,124)
Total stockholders’ deficiency		(1,442,435)	(5,344,798)	(6,787,233)
Total liabilities and stockholders’ deficiency		$6,487,261	$-	$6,487,261

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of financial position as at December 31, 2021

	Notes	US GAAP	Effect of Transition to IFRS	IFRS
ASSETS
Current assets:
Cash and cash equivalents		$1,026,990	$-	$1,026,990
Accounts receivable		709,805	-	709,805
Prepaid expenses and deposits		95,503	-	95,503
Total current assets		1,832,298	-	1,832,298
Oil and gas properties, net	(1), (2), (5)	5,172,943	(3,752,330)	1,420,613
Exploration and evaluation assets	(1)	-	3,116,146	3,116,146
Property and equipment, net		147,134	-	147,134
Restricted cash		5,438	-	5,438
Total assets		$7,157,813	$(636,184)	$6,521,629
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$852,481	$-	$852,481
Loans payable		630,534	-	630,534
Lease liability		6,732	-	6,732
Total current liabilities		1,489,747	-	1,489,747
Asset retirement obligation	(2)	4,426,978	4,566,130	8,993,108
Loans payable		18,513	-	18,513
Derivative liability		472,899	-	472,899
Lease liability		8,592	-	8,592
Total liabilities		6,416,729	4,566,130	10,982,859
Stockholders’ equity (deficiency):
Common stock		1,828	-	1,828
Additional paid-in capital	(3), (4)	33,295,413	(33,295,413)	-
Share premium	(3), (4)	-	32,175,293	32,175,293
Notes and amounts receivable for equity issued		(1,193,641)	-	(1,193,641)
Warrant and option reserve	(3)	-	1,040,779	1,040,779
Shares to be cancelled		5,323	-	5,323
Obligation to Issue Shares		7,450	-	7,450
Accumulated other comprehensive loss		(847,412)	-	(847,412)
Accumulated deficit		(30,527,877)	(5,122,973)	(35,650,850)
Total stockholders’ equity (deficiency)		741,084	(5,202,314)	(4,461,230)
Total liabilities and stockholders’ equity (deficiency)		$7,157,813	$(636,184)	$6,521,629

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of operation results for the nine months ended September 30, 2021

	Notes	US GAAP	Effect of Transition to IFRS	IFRS
Revenue
Oil and natural gas sales		$2,837,024	$-	$2,837,024
Cost and expenses
Production		2,008,383	-	2,008,383
Depletion	(5)	191,263	151,895	343,158
Depreciation		20,790	-	20,790
Accretion of asset retirement obligation	(2)	308,379	(239,515)	68,864
Investor relations		794,295		794,295
Stock based compensation		161,291	-	161,291
General and administrative		1,540,138	-	1,540,138
Total expenses		5,024,539	(87,620)	4,936,919
Loss before other income (expenses)		(2,187,515)	87,620	(2,099,895)
Other income (expenses)
Interest expense		(119,871)	-	(119,871)
Interest income		27,450	-	27,450
Finance cost		(137,884)	-	(137,884)
Foreign exchange loss		(13,258)	-	(13,258)
Other expense		(40)	-	(40)
Loss on debt extinguishment	(4)	(238,724)	79,341	(159,383)
Change in fair value of derivative liability		507,446	-	507,446
Total other expenses		25,119	79,341	104,460
Net loss for the period		$(2,162,396)	$166,961	$(1,995,435)

Loss per share		$(0.01)	$-	$(0.01)
Weighted average number of shares outstanding		150,439,108	-	150,439,108

Other comprehensive loss
Foreign currency translation adjustments		$(119,650)	$-	$(119,650)
Comprehensive loss		$(2,282,046)	$166,961	$(2,115,085)

Notes to the reconciliations

The reconciling items between US GAAP and IFRS presentation have no significant effect on the cash flows generated. Therefore, a reconciliation of cash flows has not been presented above.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

(1)	Exploration and evaluation assets (“E&E assets”)

An adjustment has been made to reclassify the presentation of the Company’s Bulgarian property as exploration and evaluation assets as it is not a property under development or production, in accordance with IFRS.

(2)	Asset retirement obligation

Under US GAAP, the ARO was discounted at a rate of 10%, as prescribed by the U.S. Securities and Exchange Commission. Under IFRS, the discount rate used is the risk-free rate in effect at the end of each reporting period for the risk-adjusted cash flows. The change in the decommissioning obligation each period as a result of changes in the discount rate will result in an offsetting charge to oil and gas properties. Upon the Company’s transition to IFRS, the impact of this change was a $5,344,798 increase in the ARO with a corresponding increase to the deficit on the consolidated statement of financial position, using an average risk-free rate of 0.93% as at January 1, 2021. As at December 31, 2021, the average risk-free rate was reassessed to be 1.49%.

As a result of the change in discount rate, the ARO accretion expense decreased by $239,515 during the nine months ended September 30, 2021, due to the lower discount rate.

(3)	Option reserve and share premium

Under US GAAP, share-based payments were presented as additional paid-in capital. Upon transition to IFRS, a reclassification adjustment has been made to separately present the amount related to share-based compensation of $1,177,099. The remaining additional paid-in capital has been reclassified to share premium.

(4)	Loss on convertible debt extinguishment

Under US GAAP, when conversion features have been bifurcated from the conversion debt host and accounted for as liabilities, no equity conversion feature remains in the debt instrument. The liabilities for the debt and the conversion feature are extinguished in exchange for common shares, the difference between the carrying value of the liabilities and the fair value of the common shares ae recorded as a gain or loss. IFRS requires the entity to derecognize the liability component and recognize it as equity on conversion of a convertible instrument and no gain or loss is recognized. As a result of the difference between the two accounting standards, for the nine months ended September 30, 2021, the loss on debt extinguishment decreased by $79,341, with an offsetting charge to equity.

(5)	Depletion

The Company is depleting its oil and gas properties over the proved reserves. IFRS requires an entity to include the estimated future costs to develop the reserves in the calculation of depletion. The calculation of depletion under US GAAP did not include the estimated future development costs as the Company applied Electronic Code of Federal Regulation Title 17 Section 210.4-1, Financial accounting and reporting for oil and gas producing activities pursuant to the Federal securities laws and the Energy Policy and Conservation Act of 1975, to exclude the estimated future expenditures associated with a major development. As a result, oil and gas properties, net, increased by $181,888 as at December 31, 2021 (January 1, 2021 - $nil). For the nine months ended September 30, 2021, the depletion charge included in the consolidated interim statement of loss and comprehensive loss, increased by $151,895.